Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

On April 18, 2014, Lamar Media entered into Amendment No. 1 to the Second Amended and Restated Credit Agreement (the “Amendment”) with Lamar Advertising, certain of Lamar Media’s subsidiaries as Guarantors, JPMorgan Chase Bank, N.A. as Administrative Agent and the Lenders named therein under which the parties agreed to amend Lamar Media’s existing senior credit facility on the terms set forth in the Amendment. The Amendment created a new $300,000 Term A Loan facility (the “Term A Loans”) and certain other amendments to the senior credit agreement. The Term A Loans are not incremental loans and do not reduce the existing $500,000 Incremental Loan facility. Lamar Media borrowed all $300,000 in Term A Loans on April 18, 2014. The net loan proceeds, together with borrowings under the revolving portion of the senior credit facility and cash on hand, were used to fund the redemption of all $400,000 in aggregate principal amount of Lamar Media’s 7 7/8% Senior Subordinated Notes due 2018 on April 21, 2014.

The Term A Loans mature on February 2, 2019 and will begin amortizing on June 30, 2014 in quarterly installments paid on such date and on each September 30, December 31, March 31 and June 30 thereafter, as follows:

Principal Payment Date	Principal Amount
June 30, 2014-March 31, 2016	$3,750,000
June 30, 2016- March 31, 2017	$5,625,000
June 30, 2017-December 31, 2018	$11,250,000
Term A Loan Maturity Date	$168,750,000

The Term A Loans bear interest at rates based on the Adjusted LIBO Rate (“Eurodollar Term A Loans”) or the Adjusted Base Rate (“Base Rate Term A Loans”), at Lamar Media’s option. Eurodollar Term A Loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 2.00% (or the Adjusted LIBO Rate plus 1.75% at any time the Total Debt Ratio is less than or equal to 3.00 to 1). Base Rate Term A Loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 1.00% (or the Adjusted Base Rate plus 0.75% at any time the Total Debt Ratio is less than or equal to 3.00 to 1). The guarantees, covenants, events of default and other terms of the senior credit facility apply to the Term A Loans.

On April 23, 2014, the Company received its requested private letter ruling from the U.S. Internal Revenue Service (the “IRS”) regarding certain matters relevant to its intended election to be taxed as a real estate investment trust (REIT) under the Internal Revenue Code of 1986, as amended (the “Code”). As previously announced, the Company intends to make an election under §1033(g)(3) of the Code to treat its outdoor advertising displays as real property for tax purposes. The private letter ruling confirms, among other matters, that the Company’s income from renting space on such outdoor advertising displays qualifies as rents from real property for REIT purposes. The Company’s conversion to REIT status is expected to be effective as of January 1, 2014, subject to final approval of the Company’s board of directors.

(20) Subsequent Events

On January 10, 2014, the Company completed an institutional private placement of $510,000 aggregate principal amount of 5 3/8% Senior Notes due 2024 of Lamar Media. The institutional private placement resulted in net proceeds to Lamar Media of approximately $502,300. Lamar Media used the proceeds of this offering to repay in full all amounts then outstanding under its senior credit facility.

On February 3, 2014, Lamar Media entered into a second restatement agreement with the Company, certain of Lamar Media’s subsidiaries as guarantors and the lenders named therein under which the parties agreed to amend and restate the existing senior credit facility for which JPMorgan Chase Bank, N.A. serves as administrative agent; the second amended and restated senior credit agreement was entered into on April 28, 2010, amended and restated on February 9, 2012 and amended and restated on February 3, 2014 (as amended and restated, the “senior credit facility”). Among other things, the amendments increased the revolving credit facility from $250,000 to $400,000 and extended its maturity date to February 2, 2019. The incremental facility was also increased from $300,000 to $500,000. In addition, the senior credit facility was amended to include provisions that would allow Lamar Media to conduct its affairs in a manner that would allow Lamar Advertising to qualify and remain qualified as a REIT, subject to certain restrictions. It also eliminated a requirement that Lamar Media make mandatory prepayments on loans in certain circumstances based on excess cash flow.